Income/(Loss) per share (Tables)	6 Months Ended
Jun. 30, 2026
Income/(Loss) per share
Schedule of basic and diluted income/(loss) per share

	Six months ended June 30,
	2025		2026
	Class A	Class B	Class A		Class B
	RMB	RMB	RMB	US$	RMB	US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
(Loss)/Income per share—basic:
Numerator:
Net (loss)/income attributable to common shareholders	(2,028)	(545)	2,309	340	628	93
Denominator:
Weighted average number of shares used in calculating basic (loss)/income per share	63,325,008	17,000,189	62,427,953	62,427,953	17,000,189	17,000,189
Basic (loss)/income per share	(0.03)	(0.03)	0.04	0.01	0.04	0.01
(Loss)/Income per share—diluted:
Numerator:
Net (loss)/income attributable to common shareholders	(2,028)	(545)	2,339	345	598	88
Denominator:
Dilutive share options and restricted share units	—	—	3,977,667	3,977,667	—	—
Weighted average number of shares used in calculating diluted (loss)/income per share	63,325,008	17,000,189	66,405,620	66,405,620	17,000,189	17,000,189
Diluted (loss)/income per share	(0.03)	(0.03)	0.04	0.01	0.04	0.01
(Loss)/Income per ADS (3 ADSs equal 40 Class A common shares):
(Loss)/Income per ADS—basic	(0.40)		0.49	0.07
(Loss)/Income per ADS—diluted	(0.40)		0.47	0.07